Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Finance Cost [Abstract]
Summary of Financial Income and Expenses

	2025	2024[a]	2023[a]
	$m	$m	$m
Financial income
Financial income on deposits and money market funds	33	48	33
Interest income on loans and other assets	16	15	6
	49	63	39

Financial expenses
Interest expense on external borrowings	165	131	85
Interest expense on lease liabilities	30	30	29
Unwind of discount on deferred purchase consideration	–	–	1
Other charges	7	17	11
	202	178	126
a.In 2025, foreign exchange gains/(losses) have been presented on a separate line of the Group income statement. The 2024 and 2023 amounts were previously presented within ‘Financial expenses’.